Other current and non-current assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of other assets [text block]
8.	Other current and non-current assets
Other current assets

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Grant receivable	875	998
Prepaid expenses	2,389	1,236
Positive market value forward contract	914	—
Value added tax receivable	798	768
Capitalized transaction costs	—	48
Other assets	787	617

Other current assets	5,763	3,667

The Group recognizes receivables for government grants when it is reasonably assured that the grant will be received, and all contractual conditions have been complied with. As of December 31, 2020, and 2019, no receivables were considered impaired.
Prepaid expenses include prepaid insurance expenses of €1.0 million and €0.1 million as of December 31, 2020 and 2019, respectively. The Group paid €0.5 million and €0.6 million of incremental cost for the successful arrangement of the Celgene Switzerland LLC (“BMS”) and Genmab A/S (“Genmab”) collaboration agreements as of December 31, 2020 and 2019, respectively. Additionally, prepaid expenses include expenses for licenses and software of €0.6 million and €0.2 million as of December 31, 2020 and 2019, respectively. The remaining amount is related to prepaid maintenance expenses.
Other assets include receivables from capital gains tax of €0.4 million and €0.3 million as of December 31, 2020 and 2019, respectively. The remaining amount is related to prepaid deposit expenses.
Other
non-current
assets

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Prepaid expenses	724	937
Other non-current assets	—	325

Total non-current assets	724	1,262

Prepaid expenses consist of €0.7 million and €0.9 million of incremental cost paid for the successful arrangement of the BMS and Genmab collaboration agreements as of December 31, 2020 and 2019, respectively.